Annual Operating Expenses - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2030 Fund - Fidelity Simplicity RMD 2030 Fund	Sep. 28, 2024
Operating Expenses:
Management fee	0.64%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.64%

[1]	A Adjusted to reflect current fees.